StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Primary Direct Investments - 27.8% of NAV	1,2,3,4
Europe - 1.5% of NAV
Monzo Bank Holding Group Limited (1,119,049 preferred shares)	*,5,6	Venture Capital	03/05/2024	$21,149,086
Total Europe				21,149,086

North America - 23.1% of NAV
AcuityMD, Inc. (229,474 preferred shares)	*,5	Venture Capital	04/12/2024	1,268,142
Altimeter Growth Co-Invest IV, L.P.	*,9	Venture Capital	09/05/2024	29,424,174
Altimeter Growth Co-Invest V, L.P.	*	Venture Capital	09/30/2024	22,579,800
ASA4 LLC	*	Venture Capital	06/12/2024	8,896,984
BSV Star Queen, LLC	*	Venture Capital	10/15/2024	4,450,000
Caffeinated Capital Varda SPV II, LLC	*	Venture Capital	09/05/2024	3,900,000
Creatio Inc. (7,609 preferred shares)	*,5	Venture Capital	06/10/2024	778,806
CRV Select II-V, LP	*	Venture Capital	05/06/2024	9,630,590
Cube Planning Inc. (277,368 preferred shares)	*,5	Venture Capital	12/15/2023	1,431,302
Cyware Labs, Inc. (16,739 preferred shares)	*,5	Venture Capital	11/08/2023	188,612
Duplocloud, Inc. (153,459 preferred shares)	*,5	Venture Capital	11/01/2023	1,361,273
Ensemble Continuation Fund LLC - Series Saronic	*	Venture Capital	07/10/2024	4,558,614
FE IV Co-Invest FA, L.P.	*	Growth Equity	07/31/2024	4,646,271
FE IV Co-Invest SO, L.P.	*	Growth Equity	10/24/2024	36,080,000
Federato Technologies, Inc. (1,108,931 preferred shares)	*,5	Venture Capital	11/15/2024	7,065,321
Georgian Alignment Fund AS, LP	*,9	Venture Capital	10/31/2024	4,500,831
Georgian Fund VI C Invest LP	*,9	Venture Capital	11/14/2024	4,394,873
Hello Cake, Inc. (2,457,331 preferred shares)	*,5	Venture Capital	02/15/2024	9,958,825
Ilumed Parent LLC (1,320 preferred shares)	*,5,7	Growth Equity	08/19/2024	9,493,125
KA Venture Investments Holdings, LLC	*	Venture Capital	10/15/2024	989,115
Kobold Metals Company (298,754 preferred shares)	*,5	Venture Capital	12/05/2024	25,379,959
NEA CH SPV, L.P.	*	Venture Capital	05/09/2024	1,950,218
Overhaul Group, Inc. (830,940 preferred shares)	*,5	Venture Capital	02/01/2023	15,155,515
Peak Topco Inc. (2,667 common shares)	*,5,9	Growth Equity	08/23/2024	2,666,667
Poolside, Inc. (160,443 preferred shares)	*,5	Venture Capital	07/11/2024	12,226,575
PushPress, Inc. (760,282 preferred shares)	*,5	Venture Capital	10/17/2024	5,350,333
Rasa Technologies Inc. (361,126 preferred shares)	*,5	Venture Capital	12/06/2023	1,651,249
Redpoint Omega IV-C, L.P.	*	Venture Capital	06/28/2024	2,224,814
RPIII FB Co-Invest LLC	*,7	Growth Equity	03/02/2023	4,088,000
Saronic Technologies, Inc. (344,578 preferred shares)	*,5	Venture Capital	07/11/2024	1,758,416
Shrug Opportunities & Natural Capital LP	*	Venture Capital	10/11/2024	13,350,000
Standvast Holdings, LLC (792,605 preferred shares)	*,5	Venture Capital	07/14/2023	404,229
Standvast Holdings, LLC (6.0% Note due 10/25/2029)	5	Venture Capital	10/25/2024	63,953
StepStone VC PVP Follow-On, LLC	*	Venture Capital	09/11/2024	48,214
Teamshares Inc. (5,714 preferred shares)	*,5	Venture Capital	06/20/2024	436,131

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Primary Direct Investments (continued)
North America (continued)
ThreatLocker, Inc. (286,919 preferred shares)	*,5	Venture Capital	04/08/2024	$12,371,947
Thrive Capital Partners IX Growth-C, LLC	*	Venture Capital	12/16/2024	7,591,999
Transcend Inc. (265,808 preferred shares)	*,5	Venture Capital	12/29/2023	2,785,641
unitQ inc. (614,975 preferred shares)	*,5	Venture Capital	04/19/2024	2,536,280
Valor Summit 1.0 L.P.	*,9	Venture Capital	10/30/2024	21,404,020
X.AI CORP. (793,651 preferred shares)	*,5	Venture Capital	05/10/2024	17,182,544
Total North America				316,223,362

Rest of World - 3.2% of NAV
KA CT, LLC	*,8	Venture Capital	01/02/2024	2,190,000
KiranaKart Pte. Ltd. (41,101 preferred shares)	*,5	Venture Capital	08/24/2023	31,122,886
Lyka Wellness Pty Ltd (26,069 preferred shares)	*,5,6	Venture Capital	04/25/2023	2,416,141
Rei do Pitaco Limited	*,5	Venture Capital	06/28/2024	2,850,000
Zencity Technologies Ltd. (575,444 preferred shares)	*,5	Venture Capital	05/15/2024	5,852,957
Total Rest of World				44,431,984
Total Primary Direct Investments (Cost $344,886,233)				381,804,432

Primary Investment Funds - 0.5% of NAV	1,2,3,4
North America - 0.5% of NAV
Altimeter Venture Partners Fund VII, L.P.	*,9	Venture Capital	11/08/2024	2,857,594
Silas Capital Partners II, L.P.	*,9	Venture Capital	03/15/2024	4,464,171
Total North America				7,321,765
Total Primary Investment Funds (Cost $6,035,502)				7,321,765

Secondary Investments - 62.7% of NAV	1,2,3,4
Europe - 2.4% of NAV
Monzo Bank Holding Group Limited (1,772,343 preferred shares)	*,5,6	Venture Capital	05/03/2024	33,495,793
Total Europe				33,495,793
North America - 55.7% of NAV
137 Holdings AI II, LLC	*	Venture Capital	02/21/2024	15,621,829
137 Holdings SXXI, LLC	*	Venture Capital	03/18/2024	22,615,361
8VC ANSF SPV I, LLC	*	Venture Capital	07/16/2024	3,613,856
8VC CHSB SPV, LLC	*	Venture Capital	08/02/2024	6,400,000
AH Parallel Fund IV-Q, L.P.	*,8	Venture Capital	07/01/2023	206,182
Amaranth DC Holdings, LP		Growth Equity	02/23/2024	15,619,012
Andreessen Horowitz Fund IV-Q, L.P.	8	Venture Capital	07/01/2023	488,316
Anduril Industries, Inc. (87,473 common shares)	*,5	Venture Capital	05/14/2024	1,901,365
Anduril Industries, Inc. (233,284 preferred shares)	*,5	Venture Capital	08/05/2024	5,070,801
Ardent GB Holdings, LP	*	Venture Capital	03/21/2024	2,723,400

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
Backend Capital, a series of Backend Capital, LP	*	Venture Capital	08/29/2023	$1,246,934
Betaworks Ventures 1.0, LP	*,9	Venture Capital	01/24/2023	24,350,654
Betaworks Ventures 2.0, LP	*,9	Venture Capital	01/24/2023	2,800,735
Betaworks Ventures 3.0, LP	*,8,9	Venture Capital	01/24/2023	733,954
Boldstart Opportunities I L.P.	*	Venture Capital	04/17/2024	487,576
Boldstart Ventures II L.P.	*,9	Venture Capital	06/30/2024	5,719,900
Boldstart Ventures III L.P.	*	Venture Capital	04/17/2024	2,165,945
BuildOps, Inc. (222,285 preferred shares)	*,5	Venture Capital	09/27/2023	252,293
Charles River Partnership XIV, LP	*,6	Venture Capital	06/30/2023	74,182
Charles River Partnership XV, LP	*,6,9	Venture Capital	06/30/2023	1,670,761
Charles River Partnership XVI, LP	*,6,9	Venture Capital	06/30/2023	5,708,372
CNK Fund IV, L.P.	*,8,9	Venture Capital	12/31/2023	12,798,018
CNK Seed Fund I, L.P.	*,8,9	Venture Capital	12/31/2023	2,357,248
Columbia Capital Equity Partners VI (QP), L.P.	*,8	Venture Capital	06/30/2023	290,830
Columbia Capital Equity Partners VII (QP), L.P.	*,8,9	Growth Equity	08/04/2023	278,978
Columbia Spectrum Partners VI-A, L.P.	*,9	Venture Capital	09/10/2024	—
Contentful Global, Inc. (74,057 preferred shares)	*,5	Venture Capital	06/13/2023	970,147
Conversion Capital Fund II, LP	*,9	Venture Capital	09/30/2023	54,371
Craft Ventures Affiliates II, L.P.	*	Venture Capital	06/30/2023	367,814
Craft Ventures Growth I, L.P.	*,9	Venture Capital	06/30/2023	183,571
Craft Ventures III, L.P.	*,9	Venture Capital	06/30/2023	184,852
Creatio Inc. (10,612 common shares)	*,5	Venture Capital	06/10/2024	1,086,173
Creatio Inc. (32,501 preferred shares)	*,5	Venture Capital	06/10/2024	3,326,585
CRV SPV2-Z, LLC	*	Venture Capital	12/06/2024	7,014,179
CRV XVIII-Z, LP	*,10	Venture Capital	10/10/2024	11,348,474
Cube Planning Inc. (15,142 preferred shares)	*,5	Venture Capital	01/29/2024	78,137
Cyware Labs, Inc. (78,769 common shares)	*,5	Venture Capital	11/08/2023	887,553
DST Global IX, L.P.	*,9	Venture Capital	10/01/2023	11,235,871
DST Global VI, L.P.	*	Venture Capital	10/01/2023	4,369,035
DST Global VII, L.P.	*,9	Venture Capital	10/01/2023	19,181,210
DST Global VIII, L.P.	*,9	Venture Capital	10/01/2023	11,115,741
DST Investments XXI, L.P.	*	Venture Capital	10/01/2023	644,083
DSTG VII Investments-1, L.P.	*	Venture Capital	10/01/2023	609,257
DSTG VII Investments-4, L.P.	*	Venture Capital	10/01/2023	208,574
Duplocloud, Inc. (22,133 preferred shares)	*,5	Venture Capital	11/01/2023	196,333
Elephant Partners 2023 SPV-A, L.P.	*	Venture Capital	05/19/2023	2,758,179
Elephant Partners I, L.P.	*,9	Growth Equity	04/12/2024	675,673
Elephant Partners II, L.P.	*,9	Growth Equity	04/12/2024	713,859
Elephant Partners III, L.P.	*,9	Growth Equity	04/12/2024	594,540
Elephant Partners IV, L.P.	*,9	Growth Equity	04/12/2024	301,893

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
Emergence Capital Partners II, L.P.	*,9	Venture Capital	10/22/2024	$4,025,689
Federato Technologies, Inc. (28,462 preferred shares)	*,5	Venture Capital	11/15/2024	181,340
Felicis Ventures VI, L.P.	*,8	Venture Capital	11/04/2022	19,839,163
Felicis Ventures VII, L.P.	*,9	Venture Capital	11/04/2022	14,863,087
Fika Ventures - A, L.P.	*	Venture Capital	01/09/2024	251,682
Fika Ventures, L.P.	*	Venture Capital	06/27/2023	2,673,663
Fingercheck Buyer SPV, LLC	*	Venture Capital	10/16/2024	30,149,998
First-Party Time VI LLC	*	Growth Equity	07/02/2024	17,520,035
Five Elms III Apptegy CV, L.P.	*,9	Growth Equity	12/20/2023	24,879,308
GlossGenius, Inc. (11,136 common shares)	*,5	Venture Capital	11/16/2023	282,909
Greenoaks Capital MS LP - Jenner II Series	*,9	Venture Capital	06/06/2024	23,081,920
Group 11 Fund VI, L.P.	*,9	Venture Capital	12/22/2023	2,177,669
Hildred Capital Co-Invest-REBA, LP	*,9	Venture Capital	10/08/2024	—
Hildred Equity Partners III-A, LP	*,9	Venture Capital	10/08/2024	—
Hildred Perennial Partners I, LP	*,9	Venture Capital	12/22/2023	4,858,445
Imaginary Venture Capital TR-1, L.P.	*	Venture Capital	07/30/2024	13,288,750
Initialized III L.P.	*,9	Venture Capital	11/27/2024	2,803,067
Insight Partners Continuation Fund II, L.P.	*,9	Growth Equity	03/31/2023	25,066,067
Integrity Growth Partners Fund II, L.P.	*,9	Growth Equity	07/31/2024	4,464,413
K1X Co-Invest, LLC	*	Venture Capital	09/05/2024	3,215,998
Kong Inc. (1,211,663 preferred shares)	*,5	Venture Capital	10/10/2024	12,412,033
Lightspeed Venture Partners Select II, L.P.	*,6,9	Venture Capital	12/30/2022	840,634
Lightspeed Venture Partners Select IV, L.P.	*,6,9	Venture Capital	12/30/2022	1,718,012
Lightspeed Venture Partners X, L.P.	*,6,9	Venture Capital	12/30/2022	2,899,286
Lightspeed Venture Partners XI, L.P.	*,6,9	Venture Capital	12/30/2022	2,023,032
Lightspeed Venture Partners XII, L.P.	*,6,9	Venture Capital	12/30/2022	2,635,801
Lightspeed Venture Partners XIII, L.P.	*,6,9	Venture Capital	12/30/2022	1,894,188
Lightspeed W-I, LLC	*	Venture Capital	03/26/2024	18,736,847
Lux Ventures IV, L.P.	*	Venture Capital	06/30/2023	1,012,044
Maple 3 VC, L.P.	*,9	Venture Capital	08/14/2024	592,113
Maple SPV-C2, LLC	*	Venture Capital	08/20/2024	3,000,135
March Capital Opportunity Fund II, L.P.	*	Venture Capital	09/30/2023	66,231
March Capital Partners Fund II, L.P.	*	Venture Capital	09/30/2023	57,097
Maroon Investors, L.P.	*,9	Growth Equity	07/14/2023	10,834,663
Maven Clinic Co. (254,542 preferred shares)	*,5	Venture Capital	08/16/2024	4,522,931
NEA Secondary Opportunity Fund, L.P.	*,9	Venture Capital	07/03/2024	9,773,247
Nexus Ventures VI, L.P.	*,9	Venture Capital	08/28/2023	311,455
Orkila Growth Fund III, LP	*,6,9	Growth Equity	09/29/2023	3,607,454
Orkila Growth Fund IV, LP	*,6,9	Growth Equity	09/29/2023	31,292
Outreach Corporation (225,367 common shares)	*,5	Venture Capital	06/14/2023	1,802,939

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
Poplar DC Holdings, LP	*	Growth Equity	07/01/2024	$38,298,153
Primary Select Fund II, L.P.	*	Venture Capital	04/28/2023	739,464
PushPress, Inc. (400,842 preferred shares)	*,5	Venture Capital	10/17/2024	2,820,845
PVP SGSS I-A, LLC	*,9	Venture Capital	12/18/2023	4,888,757
PVP SGSS I, LLC	*,9	Venture Capital	12/18/2023	4,306,952
Redpoint Omega IV-Y, L.P.	*	Venture Capital	11/18/2024	26,400,004
Rocket Fuel III LLC	*	Growth Equity	07/02/2024	15,518,479
Saronic Technologies, Inc. (292,889 common shares)	*,5	Venture Capital	07/23/2024	1,494,642
Sea Change IV LLC	*	Growth Equity	07/02/2024	2,301,248
SG VC Fund II, L.P.	*	Venture Capital	12/05/2023	12,714,614
Shasta Ventures V, L.P.	*,9	Venture Capital	06/30/2024	6,654,680
Signal Peak Ventures III CIV-A, L.P.	*	Venture Capital	09/30/2024	3,969,419
Signal Peak Ventures III, LP	*,9	Venture Capital	09/30/2024	6,770,658
Signal Peak Ventures IV, L.P.	*,9	Venture Capital	11/01/2024	1,990,800
Silas Capital Partners II, L.P.	*,9	Venture Capital	10/21/2024	454,456
Silas-MBM LLC	*	Venture Capital	02/12/2024	1,435,693
Solutions By Text Holdco Inc. (268,109 common shares)	*,5	Venture Capital	05/16/2024	1,730,435
Space Exploration Technologies Corp. (123,345 common shares)	*,5	Venture Capital	04/26/2024	22,818,825
Standard Crypto Venture Fund I LP	*,8,9	Venture Capital	10/23/2024	4,664,687
StepStone BSV VC 2024 LLC	*	Venture Capital	08/14/2024	9,576,481
Stripes VI Rainier Co-Invest, LP	*	Growth Equity	10/24/2024	8,800,000
Teamshares Inc. (17,142 preferred shares)	*,5	Venture Capital	09/27/2023	1,308,392
ThreatLocker, Inc. (425,493 preferred shares)	*,5	Venture Capital	04/08/2024	18,347,258
Thrive Capital Partners VIII Growth-B, LLC	*	Growth Equity	03/17/2023	15,125,317
Troy Capital Partners Exploration Fund 2024, LP	*	Venture Capital	09/16/2024	29,889,740
Vacation Inc. (1,061,681 preferred shares)	*,5	Venture Capital	02/12/2024	4,335,162
Valor M33 III L.P.	*	Venture Capital	08/29/2024	7,563,858
Vy Space II LP	*,9	Venture Capital	10/29/2024	23,799,361
Total North America				764,415,623

Rest of World - 4.6% of NAV
Coatue US 50 LLC - Series 1	*	Venture Capital	12/19/2024	42,029,913
KiranaKart Pte. Ltd. (866 common shares)	*,5	Venture Capital	01/08/2024	699,031
KiranaKart Pte. Ltd. (720 preferred shares)	*,5	Venture Capital	06/04/2024	532,884
Lyka Wellness Pty Ltd (7,809 preferred shares)	*,5,6	Venture Capital	05/02/2024	723,758
MGR-CloudWalk LLC	*	Venture Capital	09/12/2024	4,132,957
SSMGR-C, LLC - Series 1	*	Venture Capital	10/21/2024	15,526,606
Total Rest of World				63,645,149
Total Secondary Investments (Cost $671,220,451)				861,556,565

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

December 31, 2024 (unaudited)

Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Public Securities - 0.0% of NAV
North America - 0.0% of NAV
Samsara Inc. (2,112 common shares)	*,8	Public Securities	12/9/2024	$92,273
Total North America				92,273
Total Public Securities (Cost $105,875)				92,273

Short-Term Investments - 3.1% of NAV
Fidelity Investments Money Market Government Portfolio - Class I, 4.38% (42,743,813 shares)	11,12			42,743,813
Total Short-Term Investments (Cost $42,743,813)				42,743,813
Total Investments - 94.1% of NAV (Cost $1,064,991,874)				$1,293,518,848
Other assets in excess of liabilities - 5.9% of NAV				80,435,189
Net Assets - 100.0% of NAV				$1,373,954,037

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager.
2	Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.
3	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted.
4	Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $1,250,682,762, or 91.0% of net assets. As of December 31, 2024, the aggregate cost of each investment restricted to sale was $19,474,096, $1,268,142, $29,433,949, $22,579,800, $8,900,000, $4,450,000, $3,900,000, $778,806, $9,630,590, $1,431,302, $188,612, $1,361,273, $4,571,429, $4,360,115, $36,146,670, $7,065,321, $4,590,831, $4,482,873, $6,000,103, $9,493,125, $989,115, $25,379,959, $1,952,154, $10,416,248, $2,666,667, $12,226,575, $5,350,333, $1,651,249, $2,224,814, $4,000,000, $1,758,416, $13,617,000, $808,457, $63,953, $48,477, $436,131, $10,753,236, $7,617,428, $2,785,645, $2,536,280, $21,511,699, $9,500,002, $2,190,000, $13,319,814, $2,272,587, $2,850,000, $5,852,957, $2,857,594, $3,177,908, $33,024,390, $12,495,038, $12,699,000, $3,613,856, $6,400,000, $173,064, $13,774,340, $364,494, $2,390,240, $6,615,057, $2,723,400, $689,809, $5,221,432, $1,976,935, $825,000, $249,020, $3,724,925, $1,037,434, $229,865, $83,337, $768,773, $4,548,589, $1,871,043, $978,880, $237,985, $214,167, $970,147, $46,298, $174,577, $76,732, $87,895, $1,086,173, $3,326,585, $5,262,566, $11,009,502, $57,947, $754,418, $10,020,334, $2,206,878, $7,317,216, $5,348,826, $281,117, $253,192, $58,052, $157,067, $2,762,710, $513,786, $563,549, $387,439, $251,255, $1,943,587, $181,340, $17,384,509, $13,572,174, $177,865, $1,580,718, $30,149,998, $13,309,747, $18,274,583, $282,909, $23,164,166, $1,741,818, $3,442,494, $13,350,000, $2,025,166, $18,050,000, $3,631,792, $3,215,998, $12,123,382, $671,340, $1,059,083, $2,464,616, $1,781,103, $1,594,093, $1,421,642, $13,394,055, $615,724, $534,076, $1,585,190, $42,628, $34,781, $9,621,253, $4,522,931, $7,921,469, $110,356, $2,123,360, $38,804, $1,802,939, $38,384,429, $551,523, $2,820,845, $4,685,840, $4,237,710, $26,620,000, $13,262,501, $1,494,642, $1,802,299, $5,460,052, $5,331,379, $3,385,575, $4,950,265, $2,020,735, $325,260, $830,000, $1,730,435, $12,948,495, $1,231,799, $7,539,539, $8,820,307, $1,308,392, $15,946,754, $10,888,611, $19,171,070, $3,198,070, $4,750,660, $15,150,162, $36,383,389, $210,180, $214,543, $671,181, $3,033,478, and $13,014,308, respectively, totaling $1,022,142,186.

5	The fair value of the investment was determined using significant unobservable inputs. Furthermore, the fair value of any Secondary Investment, Primary Investment Fund, or Primary Direct Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates). Please see the notes to the consolidated financial statements for further details regarding the valuation policy of the Fund.
6	All or a portion of this security is held by SPRING Cayman II LLC.
7	All or a portion of this security is held by SPRING I LLC - Series A.
8	All or a portion of this security is held by SPRING Cayman LLC.
9	Investment has been committed to but has not been fully funded.
10	Represents a controlled affiliate security.
11	The audited financial statements of the fund can be found at sec.gov.
12	The rate reported is the 7-day effective yield at the period end.